Schedule of Investments(a)
July 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.43%
Aerospace & Defense–3.30%
BWX Technologies, Inc.(b)	271,800	$15,405,624
Huntington Ingalls Industries, Inc.(b)	102,600	22,247,784
		37,653,408
Auto Parts & Equipment–1.88%
Dana, Inc.(b)	1,276,668	21,396,956
Biotechnology–0.98%
Horizon Therapeutics PLC(c)	135,000	11,200,950
Construction & Engineering–5.57%
AECOM(b)	489,073	35,213,256
HOCHTIEF AG (Germany)	129,100	6,907,738
MasTec, Inc.(b)(c)	272,300	21,492,639
		63,613,633
Construction Machinery & Heavy Trucks–0.73%
Oshkosh Corp.(b)	97,000	8,351,700
Distributors–1.56%
LKQ Corp.	325,100	17,828,484
Diversified Chemicals–1.93%
Huntsman Corp.	762,000	22,067,520
Diversified Metals & Mining–0.53%
Teck Resources Ltd., Class B (Canada)	205,500	6,039,645
Electric Utilities–0.76%
NRG Energy, Inc.	230,400	8,697,600
Electrical Components & Equipment–1.56%
nVent Electric PLC	500	17,655
Vertiv Holdings Co.(b)	1,555,100	17,759,242
		17,776,897
Electronic Manufacturing Services–4.83%
Flex Ltd.(c)	1,921,300	32,277,840
Jabil, Inc.	386,078	22,909,869
		55,187,709
Food Distributors–2.86%
Performance Food Group Co.(c)	247,000	12,278,370
US Foods Holding Corp.(c)	647,774	20,404,881
		32,683,251
Forest Products–0.01%
Louisiana-Pacific Corp.	1,000	63,630
Gold–0.85%
Yamana Gold, Inc. (Brazil)	2,016,100	9,636,958
Health Care Distributors–0.97%
Henry Schein, Inc.(c)	140,600	11,083,498
Health Care Facilities–3.89%
Encompass Health Corp.	462,300	23,401,626
Universal Health Services, Inc., Class B	186,800	21,009,396
		44,411,022
Shares		Value
Health Care Services–4.48%
Cigna Corp.	112,600	$31,005,536
Enhabit, Inc.(c)	231,150	4,047,436
Fresenius Medical Care AG & Co. KGaA (Germany)	436,198	16,118,080
		51,171,052
Hotels, Resorts & Cruise Lines–0.68%
Hilton Grand Vacations, Inc.(c)	2,639	107,592
Travel + Leisure Co.	177,899	7,669,226
		7,776,818
Household Products–1.67%
Spectrum Brands Holdings, Inc.	274,371	19,079,759
Human Resource & Employment Services–1.16%
ManpowerGroup, Inc.	169,178	13,265,247
Independent Power Producers & Energy Traders–1.81%
Vistra Corp.	797,800	20,623,130
Industrial Machinery–3.71%
Crane Holdings Co.	202,300	20,013,539
Timken Co. (The)	341,116	22,302,164
		42,315,703
Integrated Oil & Gas–1.83%
Shell PLC, ADR (Netherlands)	391,700	20,908,946
Investment Banking & Brokerage–1.81%
Goldman Sachs Group, Inc. (The)(b)	62,100	20,703,519
Managed Health Care–5.98%
Centene Corp.(b)(c)	356,800	33,171,696
Elevance Health, Inc.	34,500	16,459,950
Molina Healthcare, Inc.(c)	56,900	18,647,268
		68,278,914
Oil & Gas Exploration & Production–12.44%
APA Corp.	577,200	21,454,524
ARC Resources Ltd. (Canada)	1,735,000	24,333,763
Diamondback Energy, Inc.(b)	141,800	18,153,236
EQT Corp.	368,800	16,238,264
Ovintiv, Inc.	475,500	24,293,295
Pioneer Natural Resources Co.	102,804	24,359,408
Southwestern Energy Co.(c)	1,877,400	13,254,444
		142,086,934
Oil & Gas Refining & Marketing–3.48%
HF Sinclair Corp.	400,100	19,132,782
Phillips 66	231,600	20,612,400
		39,745,182
Oil & Gas Storage & Transportation–1.63%
New Fortress Energy, Inc.(b)	380,600	18,637,982
Other Diversified Financial Services–1.29%
Apollo Global Management, Inc.	257,332	14,693,657

See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Shares		Value
Paper Packaging–0.47%
Sealed Air Corp.	87,100	$5,323,552
Regional Banks–4.78%
Huntington Bancshares, Inc.(b)	1,992,829	26,484,697
PacWest Bancorp	288,055	8,074,182
Webster Financial Corp.	431,532	20,044,661
		54,603,540
Research & Consulting Services–6.96%
CACI International, Inc., Class A(c)	78,582	23,754,553
Jacobs Engineering Group, Inc.	159,500	21,899,350
KBR, Inc.(b)	634,200	33,758,466
Science Applications International Corp.	1,000	96,870
		79,509,239
Restaurants–1.29%
Restaurant Brands International, Inc. (Canada)	275,152	14,750,899
Semiconductors–0.83%
Skyworks Solutions, Inc.	86,700	9,439,896
Silver–0.00%
Pan American Silver Corp. (Canada)	1,000	20,330
Specialty Chemicals–1.29%
Axalta Coating Systems Ltd.(c)	583,000	14,703,260
Element Solutions, Inc.	1,100	21,736
		14,724,996
Thrifts & Mortgage Finance–0.00%
MGIC Investment Corp.	958	13,546
Radian Group, Inc.	1,003	22,437
		35,983
Trading Companies & Distributors–5.63%
AerCap Holdings N.V. (Ireland)(c)	2,400	107,664
Shares		Value
Trading Companies & Distributors–(continued)
Air Lease Corp.(b)	645,600	$23,958,216
Univar Solutions, Inc.(c)	1,027,600	27,786,304
WESCO International, Inc.(c)	97,100	12,413,264
		64,265,448
Total Common Stocks & Other Equity Interests (Cost $982,147,534)		1,089,653,587
Money Market Funds–6.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e)	24,570,356	24,570,356
Invesco Liquid Assets Portfolio, Institutional Class, 1.67%(d)(e)	17,412,207	17,412,207
Invesco Treasury Portfolio, Institutional Class, 1.66%(d)(e)	28,080,407	28,080,407
Total Money Market Funds (Cost $70,060,581)		70,062,970
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.56% (Cost $1,052,208,115)		1,159,716,557
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–11.26%
Invesco Private Government Fund, 1.77%(d)(e)(f)	35,995,598	35,995,598
Invesco Private Prime Fund, 1.89%(d)(e)(f)	92,560,108	92,560,108
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $128,555,032)		128,555,706
TOTAL INVESTMENTS IN SECURITIES–112.82% (Cost $1,180,763,147)		1,288,272,263
OTHER ASSETS LESS LIABILITIES—(12.82)%		(146,419,544)
NET ASSETS–100.00%		$1,141,852,719
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$28,871,686	$34,814,346	$(39,115,676)	$-	$-	$24,570,356	$61,936
Invesco Liquid Assets Portfolio, Institutional Class	20,483,182	24,867,390	(27,939,769)	1,995	(591)	17,412,207	27,534
Invesco Treasury Portfolio, Institutional Class	32,996,212	39,787,824	(44,703,629)	-	-	28,080,407	41,658
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$16,983,103	$91,386,357	$(72,373,862)	$-	$-	$35,995,598	$58,203*
Invesco Private Prime Fund	39,627,240	198,798,604	(145,871,131)	674	4,721	92,560,108	164,480*
Total	$138,961,423	$389,654,521	$(330,004,067)	$2,669	$4,130	$198,618,676	$353,811

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,066,627,769	$23,025,818	$—	$1,089,653,587
Money Market Funds	70,062,970	128,555,706	—	198,618,676
Total Investments	$1,136,690,739	$151,581,524	$—	$1,288,272,263
Invesco Value Opportunities Fund